Fair Value Measurement - Schedule of Fair Value of the Company’s Level 3 Related Party Convertible Debt Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Tasly Convertible Note - Related Party [Member]
Schedule of Fair Value of the Company’s Level 3 Related Party Convertible Debt Payable [Line Items]
Fair value, beginning balance	$ 2,234	$ 1,714
Fair value, ending balance	2,290	2,234
Assumption of related party convertible note upon closing of the Business Combination
Issuance of Tasly Convertible Notes		16
Accrued stated interest		193
Loss (Gain) on change in the fair value of related party convertible notes	56	311
Repayment of debt
Related Party Convertible Promissory Note [Member]
Schedule of Fair Value of the Company’s Level 3 Related Party Convertible Debt Payable [Line Items]
Fair value, beginning balance
Fair value, ending balance	1,870
Assumption of related party convertible note upon closing of the Business Combination	2,162
Loss (Gain) on change in the fair value of related party convertible notes	(242)
Repayment of debt	(50)
Total Level 3 Related Party Convertible Notes [Member]
Schedule of Fair Value of the Company’s Level 3 Related Party Convertible Debt Payable [Line Items]
Fair value, beginning balance	2,234
Fair value, ending balance	4,160	$ 2,234
Assumption of related party convertible note upon closing of the Business Combination	2,162
Loss (Gain) on change in the fair value of related party convertible notes	(186)
Repayment of debt	$ (50)